Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Payroll and other employee-related costs	$ 4,616	$ 4,222
Construction business expenses	2,591	2,425
Other	500	362
Accrued expenses and other current liabilities	$ 7,707	$ 7,009